UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Frontegra Total Return Bond Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value

	U.S. TREASURY OBLIGATIONS 22.9%
	U.S. Treasury Bonds 8.7%
$3,530,000	7.50% due 11/15/2016	$4,425,738
13,890,000	5.25% due 11/15/2028 to 02/15/2029	14,616,089
6,978,000	5.375% due 02/15/2031	7,605,203
		26,647,030

	U.S. Treasury Notes 13.7%
13,700,000	1.625% due 02/28/2006	13,482,718
15,660,000	2.375% due 08/15/2006	15,400,670
7,865,000	3.75% due 03/31/2007 (e)	7,858,858
3,325,000	4.00% due 03/15/2010	3,299,025
1,822,000	4.25% due 11/15/2014	1,784,350
		41,825,621

	U.S. Treasury Strip 0.5%
4,095,000	0.00% due 11/15/2027	1,342,816

	Total U.S. Treasury Obligations
	(Cost $69,674,905)	69,815,467

	U.S. GOVERNMENT AGENCY ISSUES 11.1%
	Federal And Federally-sponsored Credit Agencies 11.1%
8,255,000	3.25% due 03/17/2006	8,218,084
821,000	2.10% due 04/19/2006	806,940
1,315,000	2.65% due 04/28/2006	1,299,348
12,150,000	3.625% due 03/15/2007	12,067,586
11,665,000	3.625% due 02/15/2008 (e)	11,496,371
		33,888,329

	Total U.S. Government Agency Issues
	(Cost $33,981,713)	33,888,329

	FOREIGN GOVERNMENT NOTE/BOND 0.3%
	General Government 0.3%
889,000	Aid-Israel
	5.50% due 09/18/2023 (b)	940,370

	Total Foreign Government Note/ Bond
	(Cost $934,579)	940,370

	CORPORATE BONDS 23.0%
	Auto Components 0.5%
694,000	Dana Corp.
	5.85% due 01/15/2015 (Acquired Multiple Dates; Cost $628,919) (a)	611,340
325,000	Delphi Corp.
	6.50% due 08/15/2013	267,107
810,000	Visteon Corp.
	7.00% due 03/10/2014	688,500
		1,566,947

	Automobiles 0.7%
1,619,000	Ford Motor Co.
	7.45% due 07/16/2031	1,464,523
695,000	General Motors Corp.
	8.375% due 07/15/2033	594,734
		2,059,257

	Cable And Other Pay Television Services 0.2%
	Charter Communications Holdings Capital Corp.
313,000	8.625% due 04/01/2009	241,792
339,000	9.625% due 11/15/2009	265,268
172,000	11.125% due 01/15/2011	138,890
		645,950

	Chemicals 0.4%
1,140,000	ICI Wilmington Inc.
	4.375% due 12/01/2008	1,125,938

	Commercial Banks 0.3%
829,000	Credit Suisse First Boston London
	7.90% due 05/01/2007 (Acquired 12/17/02; Cost $855,710) (a)(b)	883,411

	Consumer Finance 1.5%
1,146,000	American General Finance Corp.
	3.875% due 10/01/2009	1,100,246
855,000	Ford Motor Credit Co.
	7.00% due 10/01/2013	828,251
1,542,000	Household Finance Corp.
	4.125% due 11/16/2009	1,499,316
1,050,000	John Deere Capital Corp.
	2.85% due 07/11/2005 (c)	1,050,781
		4,478,594

	Diversified Financial Services 2.0%
755,000	Cit Group, Inc.
	3.65% due 11/23/2007	739,014
675,000	Credit Suisse First Boston USA Inc.
	4.125% due 01/15/2010	654,445
1,642,000	General Electric Capital Corp.
	4.375% due 11/21/2011	1,603,226
	General Motors Acceptance Corp.
695,000	6.75% due 12/01/2014	600,344
1,973,000	8.00% due 11/01/2031	1,718,173
923,000	Goldman Sachs Group Inc.
	3.875% due 01/15/2009	898,882
		6,214,084

	Diversified Telecommunication Services 1.6%
547,000	Bellsouth Corp.
	4.75% due 11/15/2012	534,144
1,001,000	British Telecommunications PLC
	8.375% due 12/15/2010 (b)	1,162,961
706,000	Qwest Corp.
	7.20% due 11/10/2026	638,930
1,233,000	SBC Communications
	4.125% due 09/15/2009	1,199,244
780,000	Sprint Capital Corp.
	8.375% due 03/15/2012	911,584
518,000	Telefonos de Mexico, S.A. de C.V.
	4.50% due 11/19/2008 (b)	509,270
		4,956,133

	Electric Utilities 2.9%
571,000	Alabama Power Co.
	3.50% due 11/15/2007	559,385
952,000	Consumers Energy Co.
	4.40% due 08/15/2009	934,338
711,000	Entergy Gulf States Inc.
	4.875% due 11/01/2011	700,016
636,000	Entergy Louisiana Inc.
	5.50% due 04/01/2019	621,421
933,000	FirstEnergy Corp.
	6.45% due 11/15/2011	984,357
1,155,000	Pacific Gas & Electric Co.
	3.60% due 03/01/2009	1,111,465
443,000	PPL Electric Utilities Corp.
	5.875% due 08/15/2007	457,244
1,708,000	Public Service Co. of Colorado
	4.375% due 10/01/2008	1,701,113
362,000	Southern California Edison Co.
	8.00% due 02/15/2007	385,461
690,000	TXU Corp.
	6.55% due 11/15/2034 (Acquired 03/22/05; Cost $671,030) (a)	654,152
833,000	Wisconsin Electric Power Co.
	3.50% due 12/01/2007	815,940
		8,924,892

	Electronic Connectors 0.2%
606,000	Tyco International Group SA
	6.75% due 02/15/2011 (b)	656,651

	Food Products 0.2%
508,000	Tyson Foods, Inc.
	7.25% due 10/01/2006	530,049

	Gas Utilities 1.1%
927,000	Atmos Energy Corp.
	4.00% due 10/15/2009	892,529
663,000	Consolidated Natural Gas Co.
	5.00% due 12/01/2014	648,267
452,000	El Paso Natural Gas Co.
	8.375% due 06/15/2032	496,630
830,000	Texas Eastern Transmission LP
	5.25% due 07/15/2007	842,880
559,000	Transcontinental Gas Pipe Line
	6.25% due 01/15/2008	570,180
		3,450,486

	Hotels, Restaurants & Leisure 0.4%
578,000	MGM Mirage Inc.
	6.00% due 10/01/2009	570,053
506,000	Host Marriott LP
	9.50% due 01/15/2007	533,830
		1,103,883

	Insurance 2.3%
1,091,000	Allstate Life Global Funding Trust
	4.25% due 02/26/2010	1,068,370
755,000	Hartford Life Global Funding
	3.18% due 09/15/2009 (c)	751,657
1,892,000	Met Life Global Funding I
	4.25% due 07/30/2009 (Acquired 07/19/04; Cost $1,891,054) (a)	1,860,901
1,273,000	New York Life Global Funding
	3.875% due 01/15/2009 (Acquired 01/05/04; Cost $1,272,427) (a)	1,246,299
715,000	Pacific Life Global Funding
	3.75% due 01/15/2009 (Acquired 01/08/04; Cost $713,291) (a)	694,416
821,000	Principal Life Income Funding Trust
	3.20% due 04/01/2009	779,533
760,000	Protective Life Secured Trust
	4.00% due 10/07/2009	738,356
		7,139,532

	Media 0.5%
1,175,000	Cox Communications Inc.
	4.625% due 01/15/2010 (Acquired 12/10/04; Cost $1,173,778) (a)	1,141,754
373,000	Time Warner Inc.
	7.625% due 04/15/2031	438,188
		1,579,942

	Metals & Mining 0.2%
408,000	United States Steel Corp.
	9.75% due 05/15/2010	451,860

	Multi-Utilities & Unregulated Power 3.1%
1,224,437	American Ref-Fuel Co. LLC
	6.26% due 12/31/2015 (Acquired Multiple Dates; Cost $1,224,437) (a)	1,246,807
456,000	Calpine Corp.
	9.625% due 09/30/2014 (Acquired 11/08/04; Cost $441,053) (a)	457,140
737,000	DTE Energy Co.
	6.65% due 04/15/2009	786,495
1,658,936	Edison Mission Energy Funding
	7.33% due 09/15/2008 (Acquired Multiple Dates; Cost $1,555,400) (a)	1,687,967
737,000	Kiowa Power Partners LLC
	4.811% due 12/30/2013 (Acquired Multiple Dates; Cost $737,810) (a)(b)	721,118
680,000	Pepco Holdings, Inc.
	3.75% due 02/15/2006	679,274
184,653	PNPP II Funding Corp.
	8.51% due 11/30/2006	189,334
819,000	PSEG Power LLC
	5.50% due 12/01/2015	823,791
1,164,000	Sempra Energy
	4.621% due 05/17/2007	1,168,614
1,547,608	Sithe/Independence Funding
	8.50% due 06/30/2007	1,596,342
		9,356,882

	Oil & Gas 1.2%
1,031,000	Devon Energy Corp.
	2.75% due 08/01/2006	1,008,369
482,000	Duke Energy Field Services LLC
	5.75% due 11/15/2006	492,418
983,000	Enterprise Products Operation LP
	4.00% due 10/15/2007	962,382
418,000	Pioneer Natural Resources Co.
	6.50% due 01/15/2008	437,766
685,000	Valero Energy Corp.
	3.50% due 04/01/2009	652,541
		3,553,476

	Oil & Gas Exploration & Production Companies 0.1%
335,000	Chesapeake Energy Corp.
	6.875% due 01/15/2016	338,350

	Paper & Forest Products 0.2%
	Abitibi-Consolidated Inc.
398,000	8.50% due 08/01/2029 (b)	361,185
251,000	8.85% due 08/01/2030 (b)	235,313
		596,498

	Real Estate 0.8%
720,000	Liberty Property LP	791,698
	7.75% due 04/15/2009
927,000	Simon Property Group LP
	4.875% due 08/15/2010	916,631
785,000	The Rouse Co.
	3.625% due 03/15/2009	734,437
		2,442,766

	Refuse Systems 0.1%
480,000	Allied Waste Industries
	7.40% due 09/15/2035	393,600

	Road & Rail 0.2%
	Progress Rail Services Corp.	510,000
510,000	7.75% due 04/01/2012 (Acquired 03/17/05; Cost $510,000) (a)

	Special Purpose Entity 1.0%
	Dow Jones North American High Yield Commodity Index
3,092,000	7.75% due 12/29/2009	3,018,565

	Telephone Communications 0.6%
1,985,000	Telecom Italia Capital
	4.00% due 01/15/2010 (Acquired 02/14/05; Cost $1,950,686) (a)(b)	1,897,698

	Wireless Telecommunication Services 0.7%
762,000	New Cingular Wireless Service
	7.875% due 03/01/2011	866,693
605,000	Nextel Communications, Inc.
	5.95% due 03/15/2014	601,975
	Rogers Wireless, Inc.
434,000	6.375% due 03/01/2014 (b)	420,980
312,000	7.50% due 03/15/2015 (b)	322,140
		2,211,788

	Total Corporate Bonds
	(Cost $71,443,164)	70,087,232

	ASSET BACKED SECURITIES 3.0%
1,160,751	American Airlines Inc.
	3.6725% due 09/23/2007 (c)	1,163,409
437,721	CIT Equipment Collateral
	2004-VT1, 1.54% due 02/20/2006	436,727
1,880,000	Citibank Credit Card Issuance Trust
	2003-A11, 2.71% due 10/15/2009 (c)	1,880,990
323,013	Conseco Finance Securitizations Corp.
	2001-4, 5.15% due 09/01/2033	324,167
2,250,000	Ford Credit Auto Owner Trust
	2005-A, 3.08% due 07/15/2007	2,243,763
9,957	Mego Mortgage Home Loan Trust
	1996-2, 7.275% due 08/25/2017	9,934
930,777	Mid-State Trust
	11, 4.864% due 07/15/2038	890,822
627,000	NYC Mortgage Loan Trust
	1996, 6.75% due 09/25/2019	689,700
161,841	SSB RV Trust
	2001-1, 4.74% due 02/15/2013	161,717
	WFS Financial Owner Trust
1,505,000	2004-4, 2.50% due 12/17/2007	1,496,249

	Total Asset Backed Securities
	(Cost $9,222,341)	9,297,478

	COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
1,019,000	Commercial Mortgage Pass-Through Certificate
	Series 2004-CNL, 2.81% due 09/15/2014 (Acquired 09/24/04; Cost $1,019,000) (a)(c)	1,020,156

	Total Collateralized Mortgage Obligations
	(Cost $1,019,000)	1,020,156

	MORTGAGE BACKED SECURITIES 48.5%
585,338	Bear Stearns Commercial Mortgage Securities
	Pool # 2003-T12, 2.96% due 08/13/2039	565,087
1,587,245	Capco America Securitization Corp.
	Pool # 1998-D7, 5.86% due 10/15/2030	1,615,525
	Chase Commercial Mortgage Securities Corp.
227,024	Pool # 1997-2, 6.60% due 12/19/2029	237,369
437,230	Commercial Mortgage Asset Trust
	Pool # 1999-C1, 6.25% due 01/17/2032	441,804
	Commercial Mortgage Pass-Through Certificate
662,234	Pool # 1999-1, 6.145% due 05/15/2032	673,566
3,039,222	Pool # 2003-LB1A, 3.251% due 06/10/2038	2,870,269
	Credit Suisse First Boston Mortgage Securities Corp.
486,752	Pool # 1998-C2, 5.96% due 11/15/2030	494,233
662,381	Pool # 2003-1, 7.00% due 02/25/2033	674,064
16,202	Pool # 2004-C2, 3.819% due 05/15/2036	15,513
566,873	Pool # 2003-C3, 2.079% due 05/15/2038	544,820
46,558	Deutsche Mortgage Securities, Inc.
	Pool # 2004-2, 2.82% due 01/25/2034 (c)	46,562
	FHLMC
1,317,935	Pool # 2590, 4.00% due 09/15/2009	1,320,131
740,798	Pool # 2594, 4.00% due 10/15/2009	742,067
900,000	Pool # 2808, 4.00% due 09/15/2012	900,570
3,191,000	Pool # 2900, 4.50% due 03/15/2014	3,200,634
705,886	Pool # 2598, 2.75% due 02/15/2016	704,533
2,592,000	Pool # 2693, 3.00% due 03/15/2019	2,556,023
1,601,446	Pool # 2802, 4.50% due 02/15/2020	1,606,740
68,821	Pool # 2545, 3.25% due 07/15/2020	68,729
1,880,000	Pool # 2640, 2.00% due 04/15/2022	1,823,322
2,408,545	Pool # 2692, 3.50% due 01/15/2023	2,379,980
4,002,023	Pool # 2893, 4.00% due 04/15/2025	3,953,417
	FHLMC Gold Pool
284,221	Pool # M80779, 5.00% due 11/01/2009	286,493
2,108,272	Pool # M80895, 5.00% due 01/01/2011	2,123,999
2,540,404	Pool # B14039, 4.00% due 05/01/2014	2,471,905
2,594,585	Pool # G11672, 5.00% due 03/01/2015	2,599,548
	FHLMC Remic
2,299,000	Pool # 2890, 3.75% due 12/15/2011	2,272,869
830,918	Pool # 2707, 4.00% due 07/15/2014	829,498
1,326,551	Pool # 2744, 3.50% due 01/15/2023	1,310,309
644,000	Pool # 2905, 4.00% due 10/15/2023	636,109
1,666,000	Pool # 2892, 4.00% due 11/15/2023	1,627,947
5,911,614	Pool # T-60, 7.00% due 03/25/2044	6,163,124
	FHLMC Structured Pass Through Securities
480,208	Pool # H015, 1.524% due 12/15/2008	474,281
	FHLMC-GNMA
280,749	Pool # 20, 5.50% due 10/25/2023	279,655
	FNMA
1,839	Pool # 1991-26, 8.00% due 04/25/2006	1,864
1,505,121	Pool # 2003-16, 4.50% due 11/25/2009	1,508,377
1,491,272	Pool # 2004-101, 5.00% due 02/25/2018	1,504,936
75,000	Pool # 1994-3, 5.50% due 01/25/2024	76,122
	FNMA Grantor Trust
1,971,205	Pool # 2001-T10, 7.00% due 12/25/2041	2,052,261
1,244,892	Pool # 2004-T2, 7.00% due 11/25/2043	1,302,636
	FNMA Pass-thru
1,734,433	Pool # 387219, 4.125% due 01/01/2010	1,698,387
	FNMA Pass-thru Intermediate 15 Year
3,214,038	Pool # 254865, 4.50% due 09/01/2018	3,148,289
	FNMA Pass-thru Short 10 Year
747,256	Pool # 254659, 4.50% due 02/01/2013	740,477
1,412,381	Pool # 768008, 5.00% due 06/01/2013	1,418,203
808,615	Pool # 768009, 5.00% due 06/01/2013	811,948
1,364,325	Pool # 254806, 4.50% due 07/01/2013	1,360,552
778,130	Pool # 763019, 5.00% due 08/01/2013	781,337
4,162,883	Pool # 255639, 5.00% due 02/01/2015	4,181,495
	FNMA Pool
1,951,000	Pool # 545938, 5.111% due 11/01/2012	1,980,938
1,974,803	Pool # 555148, 4.964% due 01/01/2013	1,989,228
889,293	Pool # 254758, 4.50% due 06/01/2013	886,521
1,113,080	Pool # 386341, 3.81% due 08/01/2013	1,042,894
1,358,050	Pool # 386802, 4.90% due 01/01/2014	1,356,786
77,449	Pool # 433043, 6.50% due 06/01/2028	80,684
75,301	Pool # 447704, 6.50% due 11/01/2028	78,447
36,183	Pool # 448235, 6.50% due 11/01/2028	37,695
106,604	Pool # 448635, 6.50% due 11/01/2028	111,058
15,276	Pool # 449012, 6.50% due 11/01/2028	15,914
56,427	Pool # 487778, 6.50% due 03/01/2029	58,751
1,784,431	Pool # 555203, 7.00% due 09/01/2032	1,876,422
	FNMA Remic
668,000	Pool # 200388, 3.50% due 04/25/2011	660,369
634,000	Pool # 200358, 3.50% due 10/25/2021	626,671
1,610,000	Pool # 200521, 4.00% due 04/25/2024	1,584,836
2,295,000	Pool # 2003W2, 5.50% due 07/25/2042	2,311,578
	FNMA TBA
5,116,000	Pool # 000TBA, 5.00% due 05/01/2019 (d)	5,100,012
8,581,000	Pool # 000TBA, 6.50% due 04/15/2035 (d)	8,902,787
9,055,000	Pool # 000TBA, 5.00% due 05/15/2035 (d)	8,825,800
22,065,000	Pool # 000TBA, 6.00% due 05/15/2035 (d)	22,499,416
	FNMA Whole Loan
2,020,402	Pool # 2004-W11, 7.50% due 05/25/2044	2,138,001
	GMAC Commercial Mortgage Securities Inc.
796,390	Pool # 1999-C1, 5.83% due 05/15/2033	810,628
808,416	Pool # 2000-C2, 7.273% due 08/16/2033	846,272
111,479	Pool # 1998-C2, 6.15% due 05/15/2035	111,618
2,389,744	Pool # 2003-C1, 3.337% due 05/10/2036	2,268,587
	GNMA Pool
29,291	Pool # 331001, 8.25% due 07/15/2007	30,515
27,467	Pool # 36629, 9.50% due 10/15/2009	29,380
1,121,074	LB Commercial Conduit Mortgage Trust
	Pool # 1998-C4, 5.87% due 10/15/2035	1,131,329
826,613	LB-UBS Commercial Mortgage Trust
	Pool # 2003-C3, 2.599% due 05/15/2027	797,432
	Morgan Stanley Capital I
829,355	Pool # 1999-WF1, 5.91% due 11/15/2031	842,915
2,279,602	Pool # 2003-IQ4, 3.27% due 05/15/2040	2,148,719
203,313	Mortgage Capital Funding, Inc.
	Pool # 1998-MC3, 6.001% due 11/18/2031	204,026
225,016	Nationslink Funding Corp.
	Pool # 1998-2, 6.001% due 08/20/2030	226,550
949,478	Nomura Asset Acceptance Corp.
	Pool # 2004-AP3, 2.73% due 10/25/2034 (c)	950,015
918,646	Nomura Asset Securities Corp.
	Pool # 1998-D6, 6.28% due 03/15/2030	942,165
151,490	Salomon Brothers Mortgage Securities VII
	Pool # 2000-C2, 7.298% due 07/18/2033	151,241
1,105,000	SLMA Note
	Pool # 2005-3, 2.92% due 4/26/2010 (c)	1,104,669
39,447	TIAA Real Estate CDO Ltd.
	Pool # 2001-C1A, 5.77% due 06/19/2016 (Acquired Multiple Dates; Cost $40,414) (a)	39,869
	Wachovia Bank Commercial Mortgage Trust
1,107,683	Pool # 2003-C5, 2.986% due 06/15/2035	1,033,448
1,572,730	Pool # 2003-C9, 3.291% due 12/15/2035	1,531,440
1,693,173	Pool # 2004-C10, 3.065% due 02/15/2041	1,634,422

	Total Mortgage Backed Securities
	(Cost $149,367,928)	148,097,627

	SHORT TERM INVESTMENTS 9.6%
	Commercial Paper 0.9%
2,815,000	Citigroup Global Markets Commercial Paper
	3.00% due 07/13/2005	2,790,838

	US Government Agency Issues 8.5%
8,800,000	Federal National Mortgage Association Discount Note, 2.9550% (e)	8,740,768
17,312,000	Federal Home Loan Bank Discount Note, 2.4330% (e)	17,312,000
		26,052,768

	Variable Rate Demand Notes (f) 0.2%
342,752	American Family Financial Services Inc., 2.4663%	342,752
238,510	Wisconsin Corporate Central Credit Union, 2.5200%	238,510
		581,262

	Total Short Term Investments (Cost $29,424,868)	29,424,868

	Total Investments (Cost $365,068,498) 118.7%	362,571,527

	Liabilities in Excess of Other Assets (18.7)%	(57,153,374)

	TOTAL NET ASSETS 100.0%	$305,418,153

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securites amounted to $14,673,028 (4.8% of net assets) at March 31, 2005.
(b)	Foreign Issued Security
(c)	Adjustable Rate
(d)	When-issued security
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Frontegra Investment Grade Bond Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value

	U.S. TREASURY OBLIGATIONS 22.8%
	U.S. Treasury Bonds 8.8%
$1,055,000	7.50% due 11/15/2016 (e)	$1,322,706
4,010,000	5.25% due 11/15/2028 to 02/15/2029	4,219,621
2,406,000	5.375% due 02/15/2031	2,622,258
		8,164,585

	U.S. Treasury Notes 13.6%
3,975,000	1.625% due 02/28/2006	3,911,956
4,540,000	2.375% due 08/15/2006	4,464,818
2,270,000	3.75% due 03/31/2007	2,268,227
545,000	3.375% due 02/15/2008	536,825
620,000	4.00% due 03/15/2010	615,157
868,000	4.25% due 11/15/2014	850,064
		12,647,047

	U.S. Treasury Strip 0.4%
1,070,000	0.00% due 11/15/2027	350,870

	Total U.S. Treasury Obligations
	(Cost $21,133,856)	21,162,502

	U.S. GOVERNMENT AGENCY ISSUES 10.9%
	Federal And Federally-sponsored Credit Agencies 10.9%
2,375,000	3.25% due 03/17/2006 (e)	2,364,379
283,000	2.10% due 04/19/2006	278,153
380,000	2.65% due 04/28/2006	375,477
702,000	2.20% due 07/28/2006	687,145
3,230,000	3.625% due 03/15/2007 (e)	3,208,091
3,235,000	3.625% due 02/15/2008 (e)	3,188,235
		10,101,480

	Total U.S. Government Agency Issues
	(Cost $10,137,594)	10,101,480

	FOREIGN GOVERNMENT NOTE/BOND 0.4%
	General Government 0.4%
251,000	Aid-Israel
	5.50% due 09/18/2023 (b)	265,504

	Total Foreign Government Note/ Bond
	(Cost $263,869)	265,504

	CORPORATE BONDS 18.9%
	Automobiles 0.4%
	Ford Motor Co.
430,000	7.45% due 07/16/2031	388,972

	Chemicals 0.3%
317,000	ICI Wilmington Inc.
	4.375% due 12/01/2008	313,090

	Commercial Banks 0.4%
217,000	Credit Suisse First Boston London
	7.90% due 05/01/2007 (Acquired 04/17/02; Cost $222,252) (a)(b)	231,243
117,000	U.S. Bank, N.A.
	2.87% due 02/01/2007	114,678
		345,921

	Consumer Finance 1.2%
351,000	American General Finance Corp.
	3.875% due 10/01/2009	336,986
105,000	Ford Motor Credit Co.
	7.00% due 10/01/2013	101,715
430,000	Household Finance Corp.
	4.125% due 11/16/2009	418,097
300,000	John Deere Capital Corp.
	2.85% due 07/11/2005 (c)	300,223
		1,157,021

	Diversified Financial Services 1.7%
222,000	Cit Group, Inc.
	3.65% due 11/23/2007	217,299
229,000	Credit Suisse First Boston USA Inc.
	4.125% due 01/15/2010	222,027
484,000	General Electric Capital Corp.
	4.375% due 11/21/2011	472,571
404,000	General Motors Acceptance Corp.
	8.00% due 11/01/2031	351,820
278,000	Goldman Sachs Group Inc.
	3.875% due 01/15/2009	270,736
		1,534,453

	Diversified Telecommunication Services 1.5%
166,000	Bellsouth Corp.
	4.75% due 11/15/2012	162,098
299,000	British Telecommunications PLC
	8.375% due 12/15/2010 (b)	347,378
375,000	SBC Communications
	4.125% due 09/15/2009	364,734
348,000	Sprint Capital Corp.
	8.375% due 03/15/2012	406,707
157,000	Telefonos de Mexico, S.A. de C.V.
	4.50% due 11/19/2008 (b)	154,354
		1,435,271

	Electric Utilities 3.4%
291,000	Consumers Energy Co.
	4.40% due 08/15/2009	285,601
322,000	Entergy Arkansas Inc.
	5.00% due 07/01/2018	302,681
117,000	Entergy Gulf States Inc.
	4.875% due 11/01/2011	115,192
140,000	Entergy Mississippi Inc.
	4.95% due 06/01/2018	132,282
286,000	Georgia Power Company
	4.875% due 07/15/2007	290,302
321,000	Pacific Gas & Electric Co.
	3.60% due 03/01/2009	308,901
132,000	PPL Electric Utilities Corp.
	5.875% due 08/15/2007	136,244
504,000	Public Service Co. of Colorado
	4.375% due 10/01/2008	501,968
311,000	Public Service Electric & Gas Co.
	4.00% due 11/01/2008	305,300
	Southern California Edison Co.
235,000	2.93% due 01/13/2006 (c)	235,399
274,000	8.00% due 02/15/2007	291,758
246,000	Wisconsin Electric Power Co.
	3.50% due 12/01/2007	240,962
		3,146,590

	Electronic Connectors 0.2%
186,000	Tyco International Group SA
	6.75% due 02/15/2011 (b)	201,546

	Gas Utilities 0.4%
283,000	Atmos Energy Corp.
	4.00% due 10/15/2009	272,476
140,000	Texas Eastern Transmission LP
	5.25% due 07/15/2007	142,173
		414,649

	Insurance 2.7%
304,000	Allstate Life Global Funding Trust
	4.25% due 02/26/2010	297,694
226,000	Hartford Life Global Funding
	3.18% due 09/15/2009 (c)	224,999
586,000	Met Life Global Funding I
	4.25% due 07/30/2009 (Acquired 07/19/04; Cost $585,707) (a)	576,368
351,000	New York Life Global Funding
	3.875% due 01/15/2009 (Acquired 01/05/04; Cost $350,842) (a)	343,638
209,000	Pacific Life Global Funding
	3.75% due 01/15/2009 (Acquired 01/08/04; Cost $208,500) (a)	202,983
514,000	Principal Life Income Funding Trust
	3.20% due 04/01/2009	488,039
399,000	Protective Life Secured Trust
	4.00% due 10/07/2009	387,637
		2,521,358

	Media 0.8%
357,000	Cox Communications Inc.
	4.625% due 01/15/2010 (Acquired 12/10/04; Cost $356,629) (a)	346,899
113,000	Time Warner Inc.
	7.625% due 04/15/2031	132,749
270,000	Viacom Inc.
	7.70% due 07/30/2010	301,836
		781,484

	Multi-Utilities & Unregulated Power 2.7%
366,545	American Ref-Fuel Co. LLC
	6.26% due 12/31/2015 (Acquired Multiple Dates; Cost $366,545) (a)	373,242
557,000	Dominion Resources Inc.
	3.66% due 11/15/2006	552,649
235,000	DTE Energy Co.
	6.65% due 04/15/2009	250,782
258,000	Duke Energy Corp.
	3.75% due 03/05/2008	253,096
484,000	Kiowa Power Partners LLC
	4.811% due 12/30/2013 (Acquired 11/22/04; Cost $486,045) (a)(b)	473,570
225,000	PSEG Power LLC
	5.50% due 12/01/2015	226,316
335,000	Sempra Energy
	4.621% due 05/17/2007	336,328
		2,465,983

	Oil & Gas 0.9%
327,000	Devon Energy Corp.
	2.75% due 08/01/2006	319,822
258,000	Pioneer Natural Resources Co.
	6.50% due 01/15/2008	270,200
258,000	Valero Energy Corp.
	3.50% due 04/01/2009	245,775
		835,797

	Real Estate 0.5%
246,000	ERP Operating LP
	4.75% due 06/15/2009	246,085
169,000	Liberty Property LP
	7.75% due 04/15/2009	185,829
		431,914

	Real Estate Investment Trust 0.3%
299,000	Simon Property Group LP
	4.875% due 08/15/2010	295,655

	Refined Petroleum Pipelines 0.6%
498,000	Northern Border Pipeline Co.
	6.25% due 05/01/2007	515,687

	Telephone Communications 0.6%
555,000	Telecom Italia Capital
	4.00% due 01/15/2010 (Acquired 02/14/05; Cost $545,406) (a)(b)	530,591

	Wireless Telecommunication Services 0.3%
211,000	New Cingular Wireless Service
	7.875% due 03/01/2011	239,990

	Total Corporate Bonds
	(Cost $17,959,383)	17,555,972

	ASSET BACKED SECURITIES 5.7%
369,970	American Airlines Inc.
	3.6725% due 03/23/2009	370,817
	Burlington North Santa Fe
71,089	6.96% due 03/22/2009	75,102
612,000	4.575% due 01/15/2021	595,365
440,949	California Infrastructure PG&E-1
	1997-1, 6.42% due 09/25/2008	450,400
125,480	CIT Equipment Collateral
	2004-VT1, 1.54% due 02/20/2006	125,195
540,000	Citibank Credit Card Issuance Trust
	2003-A11, 2.71% due 10/15/2009 (c)	540,284
	Conseco Finance Securitizations Corp.
42,555	2001-3, 5.16% due 05/01/2020	42,658
36,049	2001-4, 5.15% due 07/01/2032	36,178
645,000	Ford Credit Auto Owner Trust
	2005-A, 3.08% due 07/15/2007	643,212
155,472	Keystone Owner Trust
	1998-P1, 7.53% due 05/25/2025	158,729
313,159	Mid-State Trust
	11, 4.864% due 07/15/2038	299,717
188,000	NYC Mortgage Loan Trust
	1996, 6.75% due 09/25/2019	206,800
	Oakwood Mortgage Investors Inc.
459,976	1995-A, 7.70% due 09/15/2020	468,240
32,053	1996-A, 6.60% due 05/15/2021	32,340
434,243	PF Export Receivables Master Trust
	3.748% due 06/01/2013 (Acquired Multiple Dates; Cost $434,766) (a)	410,994
39,283	SSB RV Trust
	2001-1, 4.74% due 02/15/2013	39,253
330,434	Union Pacific Corp.
	2004-1, 5.404% due 07/02/2025	331,062
435,000	WFS Financial Owner Trust
	2004-4, 2.50% due 12/17/2007	432,471

	Total Asset Backed Securities
	(Cost $5,348,506)	5,258,817

	COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
303,000	Commercial Mortgage Pass-Through Certificate
	Series 2004-CNL, 2.81% due 09/15/2014 (Acquired 09/24/04; Cost $303,000) (a)(c)	303,344

	Total Collateralized Mortgage Obligations
	(Cost $303,000)	303,344

	MORTGAGE BACKED SECURITIES 50.7%
184,665	Bear Stearns Commercial Mortgage Securities
	Pool # 2003-T12, 2.96% due 08/13/2039	178,276
277,963	Capco America Securitization Corp.
	Pool # 1998-D7, 5.86% due 10/15/2030	282,915
334,298	Commercial Mortgage Asset Trust
	Pool # 1999-C1, 6.25% due 01/17/2032	337,795
	Commercial Mortgage Pass-Through Certificate
221,142	Pool # 1999-1, 6.145% due 05/15/2032	224,926
986,473	Pool # 2003-LB1A, 3.251% due 06/10/2038	931,634
	Credit Suisse First Boston Mortgage Securities Corp.
272,515	Pool # 1998-C2, 5.96% due 11/15/2030	276,703
217,299	Pool # 2003-1, 7.00% due 02/25/2033	221,132
5,219	Pool # 2004-C2, 3.819% due 05/15/2036	4,997
166,471	Pool # 2003-C3, 2.079% due 05/15/2038	159,994
3,725	Pool # 1998-C1, 6.26% due 05/17/2040	3,736
14,257	Deutsche Mortgage Securities, Inc.
	Pool # 2004-2, 2.82% due 01/25/2034 (c)	14,258
	FHLMC
63,095	Pool # 25, 6.50% due 12/25/2008	64,809
452,121	Pool # 2590, 4.00% due 09/15/2009	452,875
254,035	Pool # 2594, 4.00% due 10/15/2009	254,470
278,000	Pool # 2808, 4.00% due 09/15/2012	278,176
585,000	Pool # 2775, 3.00% due 11/15/2013	570,888
947,000	Pool # 2900, 4.50% due 03/15/2014	949,859
218,280	Pool # 2598, 2.75% due 02/15/2016	217,862
766,000	Pool # 2693, 3.00% due 03/15/2019	755,368
480,234	Pool # 2802, 4.50% due 02/15/2020	481,821
22,429	Pool # 2545, 3.25% due 07/15/2020	22,400
561,000	Pool # 2640, 2.00% due 04/15/2022	544,087
710,288	Pool # 2692, 3.50% due 01/15/2023	701,864
382,534	Pool # 2744, 3.50% due 01/15/2023	377,850
1,150,465	Pool # 2893, 4.00% due 04/15/2025	1,136,492
	FHLMC Gold Pool
601,885	Pool # M80895, 5.00% due 01/01/2011	606,376
765,725	Pool # B14039, 4.00% due 05/01/2014	745,078
686,947	Pool # G11672, 5.00% due 03/01/2015	688,261
	FHLMC Remic
669,000	Pool # 2890, 3.75% due 12/15/2011	661,396
233,862	Pool # 2707, 4.00% due 07/15/2014	233,462
172,000	Pool # 2905, 4.00% due 10/15/2023	169,893
480,000	Pool # 2892, 4.00% due 11/15/2023	469,036
1,678,355	Pool # T-60, 7.00% due 03/25/2044	1,749,761
166,207	FHLMC Structured Pass Through Securities
	Pool # H015, 1.524% due 12/15/2008	164,156
	First Union Commercial Mortgage Trust
112,074	Pool # 1999-C1, 5.73% due 10/15/2035	113,203
	FNMA
500,379	Pool # 2003-16, 4.50% due 11/25/2009	501,462
441,370	Pool # 2004-101, 5.00% due 02/25/2018	445,414
511,540	Pool # 2004-64, 5.00% due 03/25/2034	513,517
	FMNA Grantor Trust
563,595	Pool # 2001-T10, 7.00% due 12/25/2041	586,770
399,696	Pool # 2004-T2, 7.00% due 11/25/2043	418,236
544,482	FNMA Pass-thru
	Pool # 387219, 4.125% due 01/01/2010	533,167
929,510	FNMA Pass-thru Intermediate 15 Year
	Pool # 254865, 4.50% due 09/01/2018	910,495
	FNMA Pass-thru Short 10 Year
197,446	Pool # 254659, 4.50% due 02/01/2013	195,655
430,633	Pool # 768008, 5.00% due 06/01/2013	432,409
246,321	Pool # 768009, 5.00% due 06/01/2013	247,336
396,468	Pool # 254806, 4.50% due 07/01/2013	395,371
235,289	Pool # 763019, 5.00% due 08/01/2013	236,259
1,112,573	Pool # 255639, 5.00% due 02/01/2015	1,117,547
	FNMA Pool
1,419,000	Pool # 385537, 4.745% due 11/01/2012	1,393,002
516,559	Pool # 545938, 5.111% due 11/01/2012	524,485
565,516	Pool # 555148, 4.964% due 01/01/2013	569,647
259,337	Pool # 254758, 4.50% due 06/01/2013	258,528
348,764	Pool # 386341, 3.81% due 08/01/2013	326,772
430,070	Pool # 386802, 4.90% due 01/01/2014	429,670
621,446	Pool # 555203, 7.00% due 09/01/2032	653,483
	FNMA Remic
198,000	Pool # 200388, 3.50% due 04/25/2011	195,738
176,000	Pool # 200358, 3.50% due 10/25/2021	173,966
495,000	Pool # 200521, 4.00% due 04/25/2024	487,263
	FNMA TBA
1,969,000	Pool # 000TBA, 5.00% due 05/15/2020 (d)	1,962,847
2,735,000	Pool # 000TBA, 6.50% due 04/15/2035 (d)	2,837,562
2,570,000	Pool # 000TBA, 5.00% due 05/15/2035 (d)	2,504,948
6,540,000	Pool # 000TBA, 6.00% due 05/15/2035 (d)	6,668,760
	FNMA Whole Loan
670,000	Pool # 2003-W2, 5.50% due 07/25/2042	674,840
584,356	Pool # 2004-W11, 7.50% due 05/25/2044	618,369
1,243	FNMA-Aces
	Pool # 2003-M2, 2.92% due 05/25/2009	1,243
	GMAC Commercial Mortgage Securities Inc.
250,327	Pool # 1999-C1, 5.83% due 05/15/2033	254,803
15,167	Pool # 1998-C2, 6.15% due 05/15/2035	15,186
862,077	Pool # 2003-C1, 3.337% due 05/10/2036	818,370
333,864	LB Commercial Conduit Mortgage Trust
	Pool # 1998-C4, 5.87% due 10/15/2035	336,918
268,508	LB-UBS Commercial Mortgage Trust
	Pool # 2003-C3, 2.599% due 05/15/2027	259,029
	Morgan Stanley Capital I
207,614	Pool # 1999-WF1, 5.91% due 11/15/2031	211,008
737,739	Pool # 2003-IQ4, 3.27% due 05/15/2040	695,382
35,830	Mortgage Capital Funding, Inc.
	Pool # 1998-MC3, 6.001% due 11/18/2031	35,956
118,291	Nationslink Funding Corp.
	Pool # 1998-2, 6.001% due 08/20/2030	119,097
288,542	Nomura Asset Acceptance Corp.
	Pool # 2004-AP3, 2.73% due 10/25/2034 (c)	288,705
139,227	Nomura Asset Securities Corp.
	Pool # 1998-D6, 6.28% due 03/15/2030	142,791
335,000	SLMA Note
	Pool # 2005-3, 2.92% due 4/26/2010 (c)	334,899
4,330	TIAA Real Estate CDO Ltd.
	Pool # 2001-C1A, 5.77% due 06/19/2016 (Acquired 11/15/01; Cost $4,437) (a)	4,377
	Wachovia Bank Commercial Mortgage Trust
137,837	Pool # 2002-C1, 4.539% due 04/15/2034	138,572
499,443	Pool # 2003-C5, 2.986% due 06/15/2035	465,971
508,514	Pool # 2003-C9, 3.291% due 12/15/2035	495,164
548,817	Pool # 2004-C10, 3.065% due 02/15/2041	529,774

	Total Mortgage Backed Securities
	(Cost $47,447,123)	47,006,572

	SHORT TERM INVESTMENTS 8.0%
	Commercial Paper 0.9%
810,000	Citigroup Global Markets Commercial Paper
	3.00% due 07/13/2005	803,048

	US Government Agency Issues 6.3%
1,560,000	Federal National Mortgage Association Discount Note, 2.9550%	1,549,500
4,295,000	Federal Home Loan Bank Discount Note, 2.4330% (e)	4,295,000
		5,844,500

	Variable Rate Demand Notes (f) 0.8%
654,555	American Family Financial Services Inc., 2.4663%	654,555
104,203	Wisconsin Corporate Central Credit Union, 2.5200%	104,203
		758,758

	Total Short Term Investments
	(Cost $7,406,306)	7,406,306

	Total Investments 117.7%
	(Cost $109,999,637)	109,060,497

	Liabilities in Excess of Other Assets (17.7)%	(16,405,344)

	TOTAL NET ASSETS 100.0%	$92,655,153

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securites amounted to $3,797,249 (4.1% of net assets) at March 31, 2005.
(b)	Foreign Issued Security
(c)	Adjustable Rate
(d)	When-issued security
(e)	Security marked as segregated to cover when-issued security. The balance of when-issued securities was collaterized by cash.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS 96.3%
	Aerospace & Defense 6.0%
125,249	Applied Signal Technology, Inc.	$2,868,202
145,508	Cubic Corp.	2,755,922
59,730	DRS Technologies, Inc. (a)	2,538,525
163,185	Mercury Computer Systems, Inc. (a)	4,500,642
339,124	Orbital Sciences Corp. (a)	3,282,720
		15,946,011

	Auto Components 1.0%
165,330	ArvinMeritor, Inc.	2,557,655

	Automobiles 0.4%
73,195	Coachmen Industries, Inc.	995,452

	Biotechnology 4.0%
142,659	Cell Genesys, Inc. (a)	646,245
49,440	Digene Corp. (a)	1,025,880
195,228	Exelixis, Inc. (a)	1,323,646
247,864	LifeCell Corp. (a)	2,205,989
144,688	Ligand Pharmaceuticals Inc. - Class B (a)	829,062
229,620	Maxygen Inc. (a)	1,970,140
68,015	Techne Corp. (a)	2,732,843
		10,733,805

	Capital Markets 2.8%
78,460	A.G. Edwards, Inc.	3,515,008
104,648	Jefferies Group, Inc.	3,943,137
		7,458,145

	Chemicals 7.1%
199,048	Agrium, Inc. (b)	3,632,626
41,635	Headwaters Inc. (a)	1,366,461
130,575	Lubrizol Corp.	5,306,568
239,342	Methanex Corp. (b)	4,650,415
189,864	Symyx Technologies, Inc. (a)	4,186,501
		19,142,571

	Commercial Banks 7.8%
50,415	BOK Financial Corp. (a)	2,050,882
81,043	Cathay General Bancorp	2,552,855
89,045	Community Bank System, Inc.	2,040,021
58,729	First Bancorp Puerto Rico (b)	2,481,300
72,055	First Midwest Bancorp, Inc.	2,340,346
123,182	Pacific Capital Bancorp	3,668,360
93,786	Texas Regional Bancshares, Inc. - Class A	2,823,897
90,135	United Bankshares, Inc.	2,987,074
		20,944,735

	Commercial Services & Supplies 1.2%
74,305	HNI Corp.	3,340,010

	Communications Equipment 3.5%
622,411	Arris Group Inc. (a)	4,300,860
244,826	Tekelec (a)	3,902,527
59,980	ViaSat, Inc. (a)	1,121,026
		9,324,413

	Computers & Peripherals 3.7%
246,970	Adaptec, Inc. (a)	1,182,986
31,645	Avid Technology, Inc. (a)	1,712,627
680,265	Cray, Inc. (a)	1,734,676
161,135	Overland Storage, Inc. (a)	2,365,462
122,055	Synaptics Inc. (a)	2,831,676
		9,827,427

	Consumer Finance 0.5%
45,445	CompuCredit Corp. (a)	1,209,746

	Containers & Packaging 1.2%
165,370	Longview Fibre Co.	3,102,341

	Electrical Equipment 1.2%
324,526	American Superconductor Corp. (a)	3,238,769

	Electronic Equipment & Instruments 7.9%
334,299	Aeroflex Inc. (a)	3,119,010
50,747	BEI Technologies, Inc.	1,216,406
475,771	Kemet Corp. (a)	3,687,225
179,691	Newport Corp. (a)	2,603,722
194,552	OSI Systems, Inc. (a)	3,406,605
100,978	Rofin-Sinar Technologies, Inc. (a)	3,245,433
112,060	Trimble Navigation Ltd. (a)	3,788,749
		21,067,150

	Energy Equipment & Services 2.8%
108,441	Oceaneering International, Inc. (a)	4,066,537
120,588	TETRA Technologies, Inc. (a)	3,429,523
		7,496,060

	Food & Staples Retailing 1.7%
149,554	BJ's Wholesale Club, Inc. (a)	4,645,147

	Food Products 1.3%
144,788	Peet's Coffee & Tea Inc. (a)	3,569,024

	Health Care Equipment & Supplies 6.4%
94,287	Analogic Corp.	4,077,913
60,320	Intuitive Surgical, Inc. (a)	2,742,750
94,234	Kensey Nash Corp. (a)	2,551,857
48,422	Respironics, Inc. (a)	2,821,550
180,478	Thoratec Corp. (a)	2,205,441
69,630	Varian Inc. (a)	2,638,281
		17,037,792

	Health Care Providers & Services 2.5%
92,360	Cerner Corp. (a)	4,849,824
173,080	CryoLife, Inc. (a)	1,071,365
22,629	SFBC International, Inc. (a)	797,446
		6,718,635

	Industrial Conglomerates 0.4%
57,004	Raven Industries, Inc.	1,164,022

	Insurance 2.1%
75,933	AmerUs Group Co.	3,587,834
54,348	Stewart Information Services Corp.	2,039,137
		5,626,971

	Internet & Catalog Retail 0.2%
25,274	Stamps.com Inc. (a)	419,548

	IT Services 0.5%
23,900	CACI International Inc. - Class A (a)	1,319,997

	Leisure Equipment & Products 3.5%
160,040	Callaway Golf Co.	2,048,512
306,685	Leapfrog Enterprises, Inc. (a)	3,480,875
306,500	Oakley, Inc.	3,929,330
		9,458,717

	Magnetic And Optical Recording Media 0.2%
131,910	LaserCard Corp. (a)	656,912

	Marine 1.5%
98,130	Alexander & Baldwin, Inc.	4,042,956

	Media 0.7%
212,544	Imax Corp. (a)(b)	1,963,907

	Metals & Mining 1.2%
90,826	Commercial Metals Co.	3,078,093

	Multi-Utilities & Unregulated Power 2.6%
72,660	Avista Corp.	1,271,550
749,820	Calpine Corp. (a)	2,099,496
53,495	Energen Corp.	3,562,767
		6,933,813

	Oil & Gas 2.4%
44,485	Cabot Oil & Gas Corp.	2,453,348
71,555	Southwestern Energy Co. (a)	4,061,462
		6,514,810

	Paper & Forest Products 1.1%
214,257	Wausau-Mosinee Paper Corp.	3,029,594

	Pharmaceuticals 1.4%
202,190	Perrigo Co.	3,871,938

	Real Estate 1.7%
175,648	Corporate Office Properties Trust	4,651,159

	Road & Rail 1.0%
106,130	Knight Transportation, Inc.	2,618,227

	Semiconductor & Semiconductor Equipment 2.8%
114,565	Actel Corp. (a)	1,762,010
299,963	Anadigics, Inc. (a)	431,947
550,312	Applied Micro Circuits Corp. (a)	1,810,526
95,136	Varian Semiconductor Equipment Associates, Inc. (a)	3,616,119
		7,620,602

	Software 1.0%
84,110	Macrovision Corp. (a)	1,916,867
58,870	MapInfo Corp. (a)	708,795
		2,625,662

	Specialty Retail 4.1%
80,850	Cost Plus, Inc. (a)	2,173,248
80,923	Men's Wearhouse, Inc. (a)	3,415,760
146,065	Pacific Sunwear Of California, Inc. (a)	4,086,898
88,800	Payless Shoesource, Inc. (a)	1,402,152
		11,078,058

	Textiles, Apparel & Luxury Goods 3.6%
93,194	Oxford Industries, Inc.	3,409,968
190,435	Russell Corp.	3,443,065
125,685	Wolverine World Wide, Inc.	2,693,430
		9,546,463

	Thrifts & Mortgage Finance 1.3%
61,587	Doral Financial Corp. (b)	1,348,139
69,586	R&G Financial Corp. - Class B	2,168,996
		3,517,135

	Total Common Stocks (Cost $245,815,306)	258,093,472

Principal	SHORT TERM INVESTMENTS 3.9%
Amount
	US Government Agency Issues 3.8%
$10,047,000	Federal Home Loan Bank Discount Note, 2.433%	$10,047,000

	Variable Rate Demand Notes (c) 0.1%
189,308	American Family Financial Services Inc., 2.4663%	189,308
128,279	Wisconsin Corporate Central Credit Union, 2.5200%	128,279
		317,587

	Total Short Term Investments	10,364,587
	(cost $10,364,587)

	Total Investments 100.2%	268,458,059
	(cost $256,179,893)

	Liabilities, less Other Assets (0.2)%	(589,902)

	TOTAL NET ASSETS 100.0%	$267,868,157

(a)	Non Income Producing
(b)	Foreign Issued
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS 92.3%
	Australia 1.1%
45,000	Westfield Group	$563,218
44,192	Woodside Petroleum Ltd.	830,169
		1,393,387

	Belgium 1.0%
44,600	Fortis	1,270,899

	China 1.2%
1,048,000	China Petroleum & Chemical Corp. (Sinopec) - Class H	423,269
25,745	China Petroleum & Chemical Corp. (Sinopec) ADR	1,049,623
		1,472,892

	Denmark 1.6%
29,700	Danske Bank A/S	861,555
19,800	Novo-Nordisk A/S - Class B	1,102,239
		1,963,794

	Finland 0.4%
14,181	TietoEnator Oyj	484,803

	France 11.4%
96,300	Alcatel SA (a)	1,168,559
70,000	Axa	1,864,912
14,900	Bouygues SA	590,707
36,996	CapGemini SA (a)	1,290,196
13,300	Lafarge SA	1,288,015
29,134	Sanofi-Aventis	2,456,948
26,500	Sodexho Alliance SA	883,276
9,800	Total SA	2,293,252
8,573	Vinci SA	1,235,908
44,000	Vivendi Universal SA (a)	1,347,922
		14,419,695

	Germany 6.5%
15,100	Bayerische Motoren Werke (BMW) AG	684,966
15,550	Celesio AG	1,266,014
59,000	Deutsche Telekom AG (a)	1,178,700
15,000	E.ON AG	1,285,409
10,200	Fresenius Medical Care AG	826,473
32,500	Metro AG	1,744,766
7,800	SAP AG (Systeme, Anwendungen,	1,251,883
	Produkte in der Datenverarbeitung)	8,238,211

	Greece 0.9%
9,205	Alpha Bank A.E.	310,990
45,000	Cosmote Mobile Telecommunications SA	794,581
		1,105,571

	Hong Kong 3.9%
121,000	Cheung Kong (Holdings) Ltd.	1,074,359
35,964	China Mobile (Hong Kong) Ltd. ADR	590,169
1,788,000	Guangdong Investment Ltd.	533,009
127,000	Sun Hung Kai Properties Ltd.	1,152,059
187,000	Television Broadcasts Ltd.	942,277
188,000	Wharf Holdings Ltd.	594,182
		4,886,055

	Hungary 0.6%
10,345	OTP Bank Rt GDR	734,495

	India 0.3%
25,500	Dr Reddy's Laboratories Ltd. ADR	437,070

	Israel 0.7%
30,000	Teva Pharmaceutical Industries Ltd. ADR	930,000

	Italy 3.2%
58,200	Eni SPA	1,511,306
92,130	Mediaset SPA	1,325,783
214,000	UniCredito Italiano SPA	1,256,784
		4,093,873

	Japan 20.1%
110,000	Aeon Co. Ltd.	1,858,215
99,000	Ajinomoto Co., Inc.	1,207,891
249,000	EBARA CORP.	1,103,260
162,000	KANEKA CORP.	1,789,170
6,300	Keyence Corp.	1,459,745
167,000	Mitsui & Co., Ltd.	1,540,628
35,600	Murata Manufacturing Co., Ltd.	1,909,426
167,000	NIPPON OIL CORP.	1,185,458
254	Nippon Paper Group, Inc.	1,172,800
448,000	Nippon Steel Corp.	1,132,484
175,500	NISSAN MOTOR CO., LTD.	1,799,118
1,446	NTT DoCoMo, Inc.	2,427,872
67,800	OMRON CORP.	1,479,894
55,000	Seino Transportation Co., Ltd.	539,714
22,800	SHIMACHU CO., LTD.	595,495
91,200	SHOWA SHELL SEKIYU K.K.	884,735
54,000	SUZUKI MOTOR CORP.	966,112
17,000	TAKEFUJI CORP.	1,144,909
56,900	THK Co., Ltd.	1,149,093
		25,346,019

	Netherlands 6.9%
55,000	ASML Holding NV (a)	929,085
59,800	ING Groep NV	1,806,366
136,700	Koninklijke Ahold NV (a)	1,144,853
41,000	Royal Dutch Petroleum Co.	2,451,442
13,400	Unilever NV	912,037
80,600	Wolters Kluwer NV	1,472,294
		8,716,077

	Russia 0.8%
13,000	Autoliv, Inc. SDR	620,457
12,800	Mobile TeleSystems SP, ADR	450,432
		1,070,889

	Singapore 2.2%
62,000	DBS Group Holdings Ltd.	559,641
94,000	Great Eastern Holdings Ltd.	797,238
220,500	Singapore Press Holdings Ltd.	609,123
87,000	United Overseas Bank Ltd.	758,951
		2,724,953

	Spain 2.1%
28,800	ACS Actividades de Construccion y Servicios, SA	713,139
70,800	Banco Bilbao Vizcaya Argentaria, SA	1,152,847
43,406	Indra Sistemas, SA	778,815
		2,644,801

	Sweden 1.9%
79,000	Securitas AB - Class B	1,262,409
225,000	Skandia Forsakrings AB	1,142,278
		2,404,687

	Switzerland 6.7%
3,350	Nestle SA	916,322
49,100	Novartis AG	2,290,020
27,200	Roche Holding AG	2,914,611
10,050	UBS AG	848,420
8,100	Zurich Financial Services AG	1,421,088
		8,390,461

	Taiwan 0.5%
66,953	Taiwan Semiconductor Mfg Ltd ADR	567,761

	Thailand 0.9%
345,000	Advanced Info Service Public Co. Ltd.	818,808
292,000	Shin Corp.	292,485
		1,111,293

	United Kingdom 17.4%
31,000	AstraZeneca plc	1,221,727
98,200	Aviva plc	1,178,103
120,100	Barclays plc	1,227,548
11,618	Berkeley Group Holdings plc	177,903
67,300	BHP Billiton plc	904,030
256,000	Compass Group plc	1,168,033
76,000	EMAP plc	1,191,763
263,000	EMI Group plc	1,173,885
99,900	GlaxoSmithKline plc	2,289,414
169,700	HSBC Holdings plc	2,683,524
527,000	Legal & General Group plc	1,127,579
80,000	Marconi Corp plc (a)	814,661
182,000	Rolls-Royce Group plc	838,995
9,100,000	Rolls-Royce Group plc - Class B	17,192
178,600	Scottish & Newcastle plc	1,553,850
190,000	Shell Transport & Trading Co. plc	1,705,082
67,000	Standard Chartered plc	1,205,063
132,100	WPP Group plc	1,503,689
		21,982,041

	Total Common Stocks (Cost $109,496,268)	116,389,727

	Total Investments (Cost $109,496,268) - 92.3%	116,389,727

	Other Assets in Excess of Liabilities - 7.7%	9,703,777

	TOTAL NET ASSETS - 100.0%	$126,093,504

(a) Non Income Producing
ADR American Depositary Receipt
SDR Swedish Depositary Receipt

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
March 31, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS 92.6%
	Aerospace & Defense 4.0%
5,400	Applied Signal Technology, Inc.	$123,660
20,500	Cubic Corp.	388,270
3,900	L-3 Communications Holdings, Inc.	276,978
18,434	Mercury Computer Systems, Inc. (a)	508,410
		1,297,318

	Auto Components 1.0%
21,500	ArvinMeritor, Inc.	332,605

	Biotechnology 1.9%
7,200	Celgene Corp. (a)	245,160
3,000	Cephalon, Inc. (a)	140,490
13,400	Ligand Pharmaceuticals Inc. - Class B (a)	76,782
18,000	Millennium Pharmaceuticals, Inc. (a)	151,560
		613,992

	Capital Markets 4.2%
4,600	Affiliated Managers Group, Inc. (a)	285,338
9,800	A.G. Edwards, Inc.	439,040
7,300	Jefferies Group, Inc.	275,064
3,500	The Bear Stearns Companies Inc.	349,650
		1,349,092

	Chemicals 6.4%
17,343	Agrium Inc. (b)	316,510
6,700	Headwaters Inc. (a)	219,894
23,900	Methanex Corp. (b)	464,377
20,554	Symyx Technologies, Inc. (a)	453,215
14,909	The Lubrizol Corp.	605,902
		2,059,898

	Commercial Banks 4.9%
12,000	AmSouth Bancorporation	311,400
6,500	Compass Bancshares, Inc.	295,100
9,000	First Bancorp Puerto Rico (b)	380,250
13,200	North Fork Bancorporation, Inc.	366,168
3,500	UnionBanCal Corp.	214,375
		1,567,293

	Communications Equipment 4.6%
44,600	Arris Group Inc. (a)	308,186
8,400	Harris Corp.	274,260
17,300	Tekelec (a)	275,762
21,100	Tellabs, Inc. (a)	154,030
900	UTStarcom, Inc. (a)	9,855
24,279	ViaSat, Inc. (a)	453,775
		1,475,868

	Computers & Peripherals 3.0%
84,800	Cray, Inc. (a)	216,240
7,000	Diebold, Inc.	383,950
16,065	Synaptics Inc. (a)	372,708
		972,898

	Containers & Packaging 1.4%
4,400	AptarGroup, Inc.	228,712
7,095	Bemis Co., Inc.	220,796
		449,508

	Distributors 1.2%
8,965	Genuine Parts Co.	389,888

	Electric Utilities 1.2%
21,600	Duquesne Light Holdings Inc.	387,072

	Electrical Equipment 2.6%
18,195	American Power Conversion Corp.	475,071
36,200	American Superconductor Corp. (a)	361,276
		836,347

	Electronic Equipment & Instruments 2.5%
5,200	BEI Technologies, Inc.	124,644
18,600	Newport Corp. (a)	269,514
11,660	Trimble Navigation Ltd. (a)	394,225
		788,383

	Energy Equipment & Services 0.6%
2,800	Precision Drilling Corp. (a)(b)	209,048

	Food & Staples Retailing 1.9%
19,500	BJ's Wholesale Club, Inc. (a)	605,670

	Food Products 4.0%
7,000	Hormel Foods Corp.	217,770
5,800	McCormick & Co., Inc.	199,694
9,000	The J.M. Smucker Co.	452,700
6,500	Wm. Wrigley Jr. Co.	426,205
		1,296,369

	Health Care Equipment & Supplies 6.2%
10,367	Analogic Corp.	448,373
3,450	Beckman Coulter, Inc.	229,252
4,900	Becton, Dickinson & Co.	286,258
6,600	Intuitive Surgical, Inc. (a)	300,102
5,200	Respironics, Inc. (a)	303,004
18,600	Thoratec Corp. (a)	227,292
5,200	Varian Inc. (a)	197,028
		1,991,309

	Health Care Providers & Services 3.1%
9,000	Cerner Corp. (a)	472,590
5,400	LifePoint Hospitals, Inc. (a)	236,736
7,600	McKesson Corp.	286,900
		996,226

	Household Durables 1.4%
5,190	Harman International Industries, Inc.	459,107

	Insurance 2.3%
3,700	Ambac Financial Group, Inc.	276,575
5,450	Fidelity National Financial, Inc.	179,523
6,000	Jefferson-Pilot Corp.	294,300
		750,398

	IT Services 1.9%
5,500	CACI International Inc. - Class A (a)	303,765
8,500	SunGard Data Systems Inc. (a)	293,250
		597,015

	Leisure Equipment & Products 3.3%
14,600	Callaway Golf Co.	186,880
36,000	Leapfrog Enterprises, Inc. (a)	408,600
36,537	Oakley, Inc.	468,404
		1,063,884

	Marine 1.4%
11,100	Alexander & Baldwin, Inc.	457,320

	Metals & Mining 0.5%
3,750	Inco Ltd. (a)(b)	149,250

	Multi-Utilities & Unregulated Power 1.7%
87,070	Calpine Corp. (a)	243,796
4,400	Energen Corp.	293,040
		536,836

	Natural Gas Transmission 0.9%
11,800	TransCanada Corp. (b)	291,460

	Oil & Gas 4.0%
3,900	Burlington Resources Inc.	195,273
5,200	Cabot Oil & Gas Corp.	286,780
12,700	Chesapeake Energy Corp.	278,638
2,700	Kerr-McGee Corp.	211,491
6,650	Teekay Shipping Corp. (b)	298,918
		1,271,100

	Paper & Forest Products 2.1%
8,465	Georgia-Pacific Corp.	300,423
27,205	Wausau-Mosinee Paper Corp.	384,679
		685,102

	Pharmaceuticals 1.6%
4,500	Barr Pharmaceuticals Inc. (a)	219,735
14,890	Perrigo Co.	285,144
		504,879

	Real Estate 5.6%
16,900	Corporate Office Properties Trust	447,512
5,300	Kimco Realty Corp.	285,670
12,340	ProLogis	457,814
9,100	The St. Joe Co.	612,430
		1,803,426

	Road & Rail 0.7%
6,005	Norfolk Southern Corp.	222,485

	Savings Institutions, Federally Chartered 1.0%
9,777	TD Banknorth, Inc. (a)	305,433

	Semiconductor & Semiconductor Equipment 2.0%
8,800	ATI Technologies Inc. (a)(b)	151,888
6,700	Actel Corp. (a)	103,046
10,207	Varian Semiconductor Equipment Associates, Inc. (a)	387,968
		642,902

	Software 1.9%
13,700	Macrovision Corp. (a)	312,223
21,000	Mentor Graphics Corp. (a)	287,700
		599,923

	Specialty Retail 4.4%
2,600	Advance Auto Parts, Inc. (a)	131,170
600	Cost Plus, Inc. (a)	16,128
9,560	Limited Brands, Inc.	232,308
16,810	Pacific Sunwear Of California, Inc. (a)	470,344
10,000	Payless ShoeSource, Inc. (a)	157,900
9,430	The Men's Wearhouse, Inc. (a)	398,040
		1,405,890

	Textiles, Apparel & Luxury Goods 1.2%
9,500	Liz Claiborne, Inc.	381,235

	Total Common Stocks (Cost $30,349,936)	29,746,429

Principal	SHORT TERM INVESTMENTS 3.9%
Amount	US Government Agency Issues 3.6%

$1,135,000	Federal Home Loan Bank Discount Note, 2.433%	1,135,000

	Variable Rate Demand Notes (c) 0.3%
77,264	American Family Financial Services Inc., 2.4663%	77,264
24,466	Wisconsin Corporate Central Credit Union, 2.5200%	24,466
		101,730

	Total Short Term Investments	1,236,730
	(cost $1,236,730)

	Total Investments 96.5%	30,983,159
	(cost $31,586,666)

	Other Assets in Excess of Liabilities - 3.5%	1,125,306

	TOTAL NET ASSETS 100.0%	$32,108,465

(a) Non Income Producing
(b) Foreign Issued
(c) Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2005.

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by
Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By: /s/   Thomas J. Holmberg, Jr.
    Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date: May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/   Thomas J. Holmberg, Jr.
       Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date: May 31, 2005

By: /s/ William D. Forsyth III
           William D. Forsyth III, Co-President and Treasurer
(Principal Executive and Financial Officer)

Date: May 31, 2005